Summary of Significant Accounting Policies - Schedule of Expenses of Slotting Fees and Sales Discount Accounted for Direct Revenue Reduction (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Gross Sales	$ 4,948,254	$ 3,843,066
Less: Slotting, Discounts, Allowances	365,409	109,004
Net Sales	$ 4,582,845	$ 3,734,062